Revenue and entity-wide disclosures - Narrative (Details) SFr in Thousands, $ in Millions	12 Months Ended				40 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	SFr 40,194	SFr 48,604	SFr 48,784
Total Revenues	0	4,970	7,038
Co-development Agreement with Orano Med
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense reimbursement	SFr 2,300
Research and development expense		600
Licence and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues		SFr 5,000	SFr 7,000		SFr 18,600	$ 20.0
Novartis Option and Equity Rights Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues				SFr 150,000